Summary of Changes in the Fair Value of this Level 3 Asset (Detail) (Fair Value Of Plan Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Fair Value Of Plan Assets
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance at beginning of period	$ 3,961	$ 3,788
Net realized gain on assets		173
Sales and settlements - net	(3,961)
Balance at end of period		$ 3,961